Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Net carrying amount - beginning of the year	€ 4,799	€ 2,936
Additions	356	284
Amortization	(310)	(287)
Impairment	(167)	(38)
Reversals		21
Write-off	(13)	(35)
Change in the scope of consolidation	673	1,835
Currency translation differences	66	72
Other changes	121	11
Net carrying amount at the end of the year	5,525	4,799
Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	1,913	1,639
Additions	356	284
Amortization	(310)	(287)
Impairment	(14)	(16)
Reversals		21
Write-off	(13)	(35)
Change in the scope of consolidation	191	237
Currency translation differences	55	59
Other changes	185	11
Net carrying amount at the end of the year	2,363	1,913
Exploration rights
Intangible assets
Net carrying amount - beginning of the year	913	888
Additions	53	12
Amortization	(12)	(30)
Reversals		21
Write-off	(13)	(35)
Change in the scope of consolidation	(200)
Currency translation differences	54	57
Other changes	(2)
Net carrying amount at the end of the year	793	913
Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	155	162
Additions	28	28
Amortization	(74)	(89)
Impairment		(2)
Change in the scope of consolidation		11
Other changes	67	45
Net carrying amount at the end of the year	176	155
Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	845	589
Additions	275	244
Amortization	(224)	(168)
Impairment	(14)	(14)
Change in the scope of consolidation	391	226
Currency translation differences	1	2
Other changes	120	(34)
Net carrying amount at the end of the year	1,394	845
Goodwill
Intangible assets
Net carrying amount - beginning of the year	2,862	1,297
Impairment	(153)	(22)
Change in the scope of consolidation	482	1,574
Currency translation differences	11	13
Other changes	(64)
Net carrying amount at the end of the year	3,138	2,862
Other intangible assets with indefinite useful lives
Intangible assets
Net carrying amount - beginning of the year	24
Change in the scope of consolidation		24
Net carrying amount at the end of the year	24	24
Gross carrying amount | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	8,259
Net carrying amount at the end of the year	6,939	8,259
Gross carrying amount | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,707
Net carrying amount at the end of the year	1,428	1,707
Gross carrying amount | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	1,709
Net carrying amount at the end of the year	1,806	1,709
Gross carrying amount | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	4,843
Net carrying amount at the end of the year	3,705	4,843
Accumulated depreciation, amortisation and impairment | Intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(6,346)
Net carrying amount at the end of the year	(4,576)	(6,346)
Accumulated depreciation, amortisation and impairment | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	(794)
Net carrying amount at the end of the year	(635)	(794)
Accumulated depreciation, amortisation and impairment | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	(1,554)
Net carrying amount at the end of the year	(1,630)	(1,554)
Accumulated depreciation, amortisation and impairment | Other intangible assets with definite useful lives
Intangible assets
Net carrying amount - beginning of the year	(3,998)
Net carrying amount at the end of the year	€ (2,311)	€ (3,998)